Stockholders' Equity (Narrative) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stockholders' Equity [Abstract]
Cash dividend on common stock	$ 0.10
Other comprehensive income (loss), net of tax	$ 679.8	$ (587.4)	$ (66.7)
Accumulated other comprehensive (loss) income	73.6	77.7	82.6
Benefit plans net gain/(loss) and prior service (cost)/credit, tax	(0.2)
Changes in benefit plans net gain/(loss) and prior service (cost)/credit reclassification adjustments	0.2	(1.4)
Net unrealized gains on available for sale securities, tax	1.3	(1.0)	(1.0)
Reclassification adjustments for unrealized gains (losses) on investments recognized through income	$ 0.8